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                       SUPPLEMENT DATED JANUARY 20, 2003
                                      TO
                  MONY AMERICA VARIABLE ACCOUNT L PROSPECTUS
                               DATED MAY 1, 2002

                                   Issued by
                    MONY Life Insurance Company of America

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

   Effective November 29, 2002, for the Enterprise Equity Income Subaccount, the name of the subadviser to Enterprise Capital Management, Inc. has changed from 1740 Advisers, Inc. to Boston Advisors, Inc.

      Registration No. 333-72596        Form No. 14544 SL (Supp 1/20/03)
      Registration No. 333-72578        Form No. 14545 SL (Supp 1/20/03)
      Registration No. 333-56969        Form No. 14428 SL (Supp 1/20/03)
      Registration No. 333-64417        Form No. 14430 SL (Supp 1/20/03)
                                        Form No. 14552 SA (Supp 1/20/03)
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